Other Taxes Payable - Schedule of Other Taxes Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Taxes Payable [Abstract]
VAT payable	$ 15,964	$ 14,944
Income tax payable	3,716	2,495
Business tax payable	1,958	1,835
Others	6	11
Total	$ 21,644	$ 19,285